                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 1999

Check here if Amendment [   ]; Amendment Number:

    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Eubel Brady & Suttman Asset Management, Inc.
Address: 7777 Washington Village Drive, Suite 210
         Dayton, Ohio  45459


Form 13F File Number: 028-05145

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Mark E. Brady
Title:   Secretary
Phone:   (937) 291-1223

Signature, Place, and Date of Signing:

/s/ Mark E. Brady     Dayton, Ohio         February 11, 2000
_________________     _______________      ________________
   [Signature]         [City, State]            [Date]




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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]
































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

                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     58

Form 13F Information Table Value Total:     $220,999
                                            [thousands]


List of Other Included Managers:  None


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

         None      28-

         [Repeat as necessary.]
























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

                                          EUBEL BRADY & SUTTMAN ASSET MANAGEMENT, INC.
                                                          SEC FORM 13-F
                                                            12/31/99

                                                                               COLUMN 6                       COLUMN 8
                                                                           INVESTMENT DISCRETION          VOTING AUTHORITY
                    COLUMN 2                COLUMN 4           COLUMN 5                          COLUMN 7
COLUMN 1            TITLE       COLUMN 3    VALUE        SHRS OR       SH/  PUT/                 OTHER
NAME OF ISSUER      OF CLASS     CUSIP      (x$1,000)    PRN AMT  PRN  CALL  SOLE SHARED OTHER   MANAGERS  SOLE  SHARED  NONE
--------------      --------    --------    ---------    -------  ---  ----  ---- ------ ------  --------  ----  ------  ----

21st Century
  Insurance           common     90130N103    8570       443,739       sh   443,739  na    na      na    443,739   na    na
Aceto Corp            common     004446100    4474       406,761       sh   406,761  na    na      na    406,761   na    na
Actrade Intl, Ltd.    common     004931101    9644       645,639       sh   645,639  na    na      na    645,639   na    na
America Service
  Group               common     02364l109    3755       250,350       sh   250,350  na    na      na    250,350   na    na
American Capital
  Strategies          common     024937104     839        36,900       sh    36,900  na    na      na     36,900   na    na
AT&T                  common     001957109    4491        88,378       sh    88,378  na    na      na     88,378   na    na
AT&T Liberty Media
  Grp Cl A            common     001957208   19324       340,136       sh   340,136  na    na      na    340,136   na    na
Autotote Corp.        common     053323101     586       180,320       sh   180,320  na    na      na    180,320   na    na
Berkshire Hathaway
  Cl  B               common     084670207     501           274       sh       274  na    na      na        274   na    na
Building One
  Services Corp.      common     120114103    1866       197,769       sh   197,769  na    na      na    197,769   na    na
Capital Automotive
  REIT Inc            common     139733109    1383       113,470       sh   113,470  na    na      na    113,470   na    na
Carmike Cinemas       common     143436103    1829       234,119       sh   234,119  na    na      na    234,119   na    na
Cash America
  International       common     14754d100     179        18,360       sh    18,360  na    na      na     18,360   na    na
Central Newspaper     common     154647101   11194       284,292       sh   284,292  na    na      na    284,292   na    na
CenturyTel Inc.       common     156700106    3326        70,215       sh    70,215  na    na      na     70,215   na    na
Chris Craft           common     170520100    8564       118,733       sh   118,733  na    na      na    118,733   na    na
CNS Inc.              common     126136100    3062       742,275       sh   742,275  na    na      na    742,275   na    na
Danielson Holdings    common     236274106    1932       336,065       sh   336,065  na    na      na    336,065   na    na
Donnelley R R &
  Sons Co             common     257867101    1985        80,000       sh    80,000  na    na      na     80,000   na    na
Dun & Bradstreet      common     26483b106    3321       112,590       sh   112,590  na    na      na    112,590   na    na
East West Bank        common     27579R104     315        27,500       sh    27,500  na    na      na     27,500   na    na
Freddie Mac           common     313400301    5354       113,766       sh   113,766  na    na      na    113,766   na    na
Gainsco Inc           common     363127101     344        64,000       sh    64,000  na    na      na     64,000   na    na
Gannett               common     364730101     349         4,283       sh     4,283  na    na      na      4,283   na    na
Greenpoint Financial
  Corp.               common     395384100    8668       364,022       sh   364,022  na    na      na    364,022   na    na
Hudson City Bancorp   common     443683107   15805     1,176,200       sh 1,176,200  na    na      na  1,176,200   na    na



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

Imperial Credit
  Commercial Mor      common     45272t102   11138       979,190       sh   979,190  na    na      na    979,190   na    na
Imperial Credit
  Inds.               common     452729106    6034       965,460       sh   965,460  na    na      na    965,460   na    na
Information
  Architects          common     45669R107     140        13,661       sh    13,661  na    na      na     13,661   na    na
Interim Services      common     45868p100    1935        78,189       sh    78,189  na    na      na     78,189   na    na
Kent Electronics
  Convt.              conv bond  490553aa2   463.4       560,000       prn  560,000  na    na      na    560,000   na    na
Knight-Ridder         common     499040103    2621        44,000       sh    44,000  na    na      na     44,000   na    na
Lancaster Colony      common     513847103    2401        72,469       sh    72,469  na    na      na     72,469   na    na
Lee Enterprises       common     523768109    3375       105,664       sh   105,664  na    na      na    105,664   na    na
Leucadia National     common     527288104    8225       355,663       sh   355,663  na    na      na    355,663   na    na
Local Financial
  Corporation         common     539553107    4936       475,805       sh   475,805  na    na      na    475,805   na    na
Markel Corporation    common     570535104    3474        22,415       sh    22,415  na    na      na     22,415   na    na
Meredith Corp.        common     589433101    2122        50,900       sh    50,900  na    na      na     50,900   na    na
Moto Photo            common     619821101     499       591,085       sh   591,085  na    na      na    591,085   na    na
North Fork Bancorp    common     659424105    4611       265,400       sh   265,400  na    na      na    265,400   na    na
Northrim Bank         common     666764105     119        12,000       sh    12,000  na    na      na     12,000   na    na
Philip Morris         common     718154107    3441       149,602       sh   149,602  na    na      na    149,602   na    na
Prologis Trust        common     743410102    2211       114,836       sh   114,836  na    na      na    114,836   na    na
RailAmerica, Inc.     common     750753105     549        64,112       sh    64,112  na    na      na     64,112   na    na
Reynolds & Reynolds   common     761695105    1938        86,141       sh    86,141  na    na      na     86,141   na    na
RLI Corp.             common     749607107    2509        73,808       sh    73,808  na    na      na     73,808   na    na
Robbins & Myers       conv bond  769507af1   5,653     5,896,000       prn5,896,000  na    na      na  5,896,000   na    na
Sirius Satellite
  Radio Inc.          common     82966U103    2109        47,395       sh    47,395  na    na      na     47,395   na    na
Sport-Haley           common     848925103     138        40,000       sh    40,000  na    na      na     40,000   na    na
Standard Management   common     853612109     256        53,933       sh    53,933  na    na      na     53,933   na    na
Supreme Ind. Inc      common     868607102    3038       491,068       sh   491,068  na    na      na    491,068   na    na
Telephone & Data
  Systems             common     879433100   14020       111,270       sh   111,270  na    na      na    111,270   na    na
Tootsie Roll          common     890516107    1410        42,800       sh    42,800  na    na      na     42,800   na    na
Tower Tech            common     891864100      54        72,500       sh    72,500  na    na      na     72,500   na    na
UST Inc.              common     902911106    4260       169,130       sh   169,130  na    na      na    169,130   na    na
Washington Mutual     common     939322103    2062        79,694       sh    79,694  na    na      na     79,694   na    na
White Mountain
  Insurance           common     g9618e107    2461        20,422       sh    20,422  na    na      na     20,422   na    na
Williams Controls
  Inc.                common     969465103    1133       510,692       sh   510,692  na    na      na    510,692   na    na
                      Total                220,999










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